SCHULTE ROTH & ZABEL LLP

919 Third Avenue

New York, NY 10022

(212) 756-2000

fax (212) 593-5955

www.srz.com

December 1, 2005

VIA EDGAR DIRECT TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morton’s Restaurant Group, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Morton’s Restaurant Group, Inc., we are transmitting for filing with the Securities and Exchange Commission (the “SEC”) the attached Registration Statement on Form S-1.

The filing fee in the amount of $16,050 has been paid by wire transfer to the account of the SEC.

Please contact Michael R. Littenberg at (212) 756-2524 or the undersigned at (212) 756-2327 with any questions concerning this submission.

Very truly yours,

/s/ STEVEN J. SPENCER

cc:	Thomas J. Baldwin Morton’s Restaurant Group, Inc. Executive Vice President and Chief Financial Officer

Michael R. Littenberg, Esq. Schulte Roth & Zabel LLP Partner